Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Carrying amount of deferred revenue associated with guarantees	$ 2,100,000	$ 1,400,000
Commitments and Contingent Liabilities (Textuals) [Abstract]
Commitments to sell residential real estate loans	452,600,000	849,800,000
Maturity period of forward contracts relating mortgage banking business	less than one year
Gross unrecognized tax benefit	704,000	6,246,000	11,896,000
Total interest accrued on the unrecognized tax benefits	100,000	2,200,000
Aggregate range of reasonably possible losses current legal proceedings, Min	0
Aggregate range of reasonably possible losses current legal proceedings, Max	120,000,000
Recovery from the bank as a form of unjust enrichment	1,900,000
Direct damage claimed by Plantiffs	32,000,000
Additional consequential damages by plantiffs	excess of $20.0 million
Bankruptcy trustee alleging for the amount	70,000,000
Preferential transfer alleged by bankruptcy trustee	1,200,000
Fraudulent transfers alleged by Teleservices bankruptcy trustee	73,000,000
Credit related to recoveries in preference actions filed	4,000,000
Bankruptcy trustee unable to recover	900,000
Bankruptcy Court recommended judgment amount in Cyberco case, principal	71,800,000
Bankruptcy Court recommended judgment amount in Cyberco case, interest	8,800,000
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	48,900,000
Operating Leases, Future Minimum Payments, Due in Two Years	47,100,000
Operating Leases, Future Minimum Payments, Due in Three Years	43,100,000
Operating Leases, Future Minimum Payments, Due in Four Years	40,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	37,100,000
Operating Leases, Future Minimum Payments, Due Thereafter	189,000,000
Operating Leases, Future Minimum Payments Due	405,200,000
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, Total	10,100,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, Next Twelve Months	4,700,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, within Two Years	3,000,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, within Three Years	1,200,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, within Four Years	500,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, within Five Years	300,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals, Thereafter	400,000
Total rental expense for all operating leases	55,300,000	54,700,000	53,500,000
Standby Letters of Credit [Member]
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Maturity period of majority of standby letters of credit	within two years
Outstanding standby letters of credit	439,834,000	514,705,000
Percentage of Outstanding standby letters of credit collateralized	84.00%
Commercial Letters of Credit [Member]
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Maturity period of Commercial letters of credit	no longer than 90 days
Risk Level, Low [Member]
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Outstanding standby letters of credit	96,000,000
Risk Level, Medium [Member]
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Outstanding standby letters of credit	343,000,000
Risk Level, High [Member]
Additional Commitments and Contingent Liabilities (Textuals) [Abstract]
Outstanding standby letters of credit	$ 0